Organization and Principal Activities - Financial statement balances and amounts of the Company's VIEs included in the consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,158,044		¥ 1,386,412		$ 169,122
Restricted cash	187,241				27,345
Amount due from a related party	491				72
Short-term investments	486,756		454,426		71,086
Prepayments and other current assets	344,870		578,787		50,363
Total current assets	2,177,402		2,419,625		317,988
Non-current assets:
Property and equipment, net	581,248		567,987		84,887
Intangible assets, net	277,953		168,622		40,592
Investments	1,048,178		1,487,638		153,077
Goodwill	1,481,401		815,052	¥ 372,077	216,345	¥ 58,676
Deferred tax assets	191,721		83,104		27,999
Amount due from a related party	20,400		18,750		2,979
Other non-current assets	638,892		510,697	510,697	93,304
Operating lease right-of-use assets	1,481,196				216,315
Total non-current assets	5,720,989		3,651,850		835,498
Total assets	7,898,391		6,071,475		1,153,486
Current liabilities:
Accrued expenses and other current liabilities	889,055		816,392		129,838
Income taxes payable	97,720		81,397		14,271
Prepayments from customers	2,547,493		2,170,815		372,038
Amounts due to a related party	14,447				2,110
Short-term loans	789,550		249,876		115,307
Operating lease liabilities-current	483,056				70,545
Long-term bank loan, current portion	295,433		71,820		43,145
Total current liabilities	5,116,754		3,390,300		747,254
Non-current liabilities:
Deferred tax liabilities	71,025		57,066		10,373
Long-term loans (including long-term loans of the consolidated VIEs without recourse to the Group of RMB376,380 and RMB291,780 (US$42,612) as of August 31, 2019 and 2020, respectively)	1,023,151		1,345,754		149,422
Unrecognized tax benefit	29,610		29,442		4,324
Other non-current liabilities	47,084		91,440		6,876
Operating lease liabilities-non current	929,135				135,692
Total non-current liabilities	2,339,664		1,523,702		341,687
Total liabilities	7,456,418		4,914,002		1,088,941
Income statement
Net revenues	3,438,881	$ 502,217	3,993,873	2,862,692
Net income/(loss)	(729,829)	(106,585)	245,368	245,936
Statement of cash flows
Net cash provided by operating activities	240,692	35,151	345,374	867,370
Net cash provided/(used in) by investing activities	(906,931)	(132,449)	(1,392,335)	(1,169,244)
Net cash (used in)/provided by financing activities	648,759	94,747	988,358	652,605
Net (decrease)/increase in cash and cash equivalents and restricted cash	(41,127)	(6,006)	(24,335)	428,975
VIEs' assets pledged or collateralized and can only be used to settle the VIEs' obligations	7,898,391		6,071,475		1,153,486
VIEs
Current assets:
Cash and cash equivalents	955,331		741,803		139,517
Restricted cash	64,272				9,386
Amount due from a related party	491				72
Short-term investments	197,910		339,742		28,903
Prepayments and other current assets	341,405		541,708		49,859
Total current assets	1,559,409		1,623,253		227,737
Non-current assets:
Property and equipment, net	554,069		539,480		80,917
Intangible assets, net	276,798		168,622		40,424
Investments	992,652		1,251,016		144,968
Goodwill	1,481,401		815,052		216,345
Deferred tax assets	191,721		81,618		27,999
Amount due from a related party	20,400		18,750		2,979
Other non-current assets	638,892		510,697		93,304
Operating lease right-of-use assets	1,481,196				216,315
Total non-current assets	5,637,129		3,385,235		823,251
Total assets	7,196,538		5,008,488		1,050,988
Current liabilities:
Accrued expenses and other current liabilities	642,674		750,164		93,855
Income taxes payable	93,156		66,300		13,605
Prepayments from customers	2,547,444		2,170,766		372,031
Amounts due to a related party	14,447				2,110
Short-term loans	789,550		249,876		115,307
Operating lease liabilities-current	483,056				70,545
Long-term bank loan, current portion	98,280		71,820		14,353
Total current liabilities	4,668,607		3,308,926		681,806
Non-current liabilities:
Deferred tax liabilities	71,021		55,719		10,372
Long-term loans (including long-term loans of the consolidated VIEs without recourse to the Group of RMB376,380 and RMB291,780 (US$42,612) as of August 31, 2019 and 2020, respectively)	291,780		376,380		42,612
Unrecognized tax benefit	29,610		25,640		4,324
Other non-current liabilities	23,084		43,440		3,371
Operating lease liabilities-non current	929,135				135,692
Total non-current liabilities	1,344,630		501,179		196,371
Total liabilities	6,013,237		3,810,105		878,177
Income statement
Net revenues	3,436,926	501,932	3,964,820	2,862,692
Net income/(loss)	(683,740)	(99,854)	154,305	190,315
Statement of cash flows
Net cash provided by operating activities	607,495	88,719	338,161	534,374
Net cash provided/(used in) by investing activities	(801,909)	(117,111)	(359,923)	839,810
Net cash (used in)/provided by financing activities	472,213	68,962	256,052	(1,832,368)
Net (decrease)/increase in cash and cash equivalents and restricted cash	277,799	$ 40,570	234,290	¥ (458,184)
VIEs' assets pledged or collateralized and can only be used to settle the VIEs' obligations	7,196,538		¥ 5,008,488		1,050,988
Carrying amount of VIE	¥ 10,000				$ 1,460
VIEs | Consolidated revenues
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	100.00%	100.00%	99.00%	100.00%
VIEs | Total assets
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	91.00%	91.00%	82.00%
VIEs | Total liabilities
Organization and Principal Activities
Percentage of consolidated revenue/ total liabilities/ total assets	81.00%	81.00%	78.00%
VIEs | Asset pledged as collateral
Non-current assets:
Total assets	¥ 0
Statement of cash flows
VIEs' assets pledged or collateralized and can only be used to settle the VIEs' obligations	¥ 0